Derivative Financial Instruments (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / bbl bbl	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Assets
Gross Amount, Asset	$ 21,540	$ 36,809
Netting Adjustment, Asset	(427)	(22)
Net Amounts Presented on the Balance Sheet, Asset	21,113	36,787
Gain (loss) on derivative instruments	20,756	41,943	$ (4,410)
Current assets
Assets
Gross Amount, Asset	19,469	30,444
Netting Adjustment, Asset	(426)	(22)
Net Amounts Presented on the Balance Sheet, Asset	19,043	30,422
Noncurrent assets
Assets
Gross Amount, Asset	2,071	6,365
Netting Adjustment, Asset	(1)
Net Amounts Presented on the Balance Sheet, Asset	$ 2,070	$ 6,365
Swap, 2016 | Crude Oil
Derivative Financial Instruments
Notional volume (Bbl) | bbl	729,000
Weighted average floor price ($/unit) | $ / bbl	67.82
Swap, 2017 | Crude Oil
Derivative Financial Instruments
Notional volume (Bbl) | bbl	127,750
Weighted average floor price ($/unit) | $ / bbl	61.36
Basis Swap, 2016 | Crude Oil
Derivative Financial Instruments
Notional volume (Bbl) | bbl	622,200
Weighted average floor price ($/unit) | $ / bbl	0.71
Basis Swap, 2017 | Crude Oil
Derivative Financial Instruments
Notional volume (Bbl) | bbl	91,250
Weighted average floor price ($/unit) | $ / bbl	0.20